Schedule III - Schedule of Real Estate	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Schedule of Real Estate
Schedule III - Schedule of Real Estate
The following is a summary of the Company’s investment properties as of December 31, 2025 prepared in accordance with Rule 12-28 of Regulation S-X:
LOGISTIC PROPERTIES OF THE AMERICAS
SCHEDULE III - SCHEDULE OF REAL ESTATE
AS OF DECEMBER 31, 2025
(in U.S. Dollars except for number of buildings and date)

Description	Number of buildings	Encumbrances (a)	Land (b)		Building & Improvements (c)	Costs Capitalized Subsequent to Acquisition	Land	Building & Improvements	Total	Fair Value Adjustments (e)	Cumulative Foreign Currency Translation Effect	Fair Value at the End of the Year (e)		Date of Construction/ Acquisition (f)
Land Bank

Colombia
Latam Logistic Park Calle 80	N/A	$—	$14,114,943		$14,149,530	$—	$14,114,943	$14,149,530	$28,264,473	$8,128,174	$(6,215,560)	$30,177,087		N/A
Peru
Parque Logistico Callao S.R.L.	N/A	—	4,074,136	(d)	2,295,595	—	4,074,136	2,295,595	6,369,731	3,547,505	—	9,917,236	(g)	N/A
Total of Land Bank	N/A	$—	$18,189,079		$16,445,125	$—	$18,189,079	$16,445,125	$34,634,204	$11,675,679	$(6,215,560)	$40,094,323

Properties Under Development

Peru
Parque Logistico Callao S.R.L.	1	—	1,852,603	(d)	6,701,332	—	1,852,603	6,701,332	8,553,935	4,394,891	—	12,948,826	(g)	N/A
Total of Properties Under Development	1	$—	$1,852,603		$6,701,332	$—	$1,852,603	$6,701,332	$8,553,935	$4,394,891	$—	$12,948,826

Operating Properties

Colombia
Latam Logistic Park Calle 80	5	39,906,651	11,555,745		67,473,139	1,344,686	11,555,745	68,817,825	80,373,570	66,420,378	(1,949,548)	144,844,400		2019-2023
Peru
Latam Logistic Park Lima Sur	6	53,826,742	29,000,207		55,043,997	3,823,963	29,000,207	58,867,960	87,868,167	34,537,793	—	122,405,960		2019-2024
Parque Logistico Callao S.R.L.	2	24,000,000	5,819,445		34,868,943	438,955	5,819,445	35,307,898	41,127,343	4,634,206	—	45,761,549		2025
Costa Rica
Latam Logistic Park Coyol 1	5	59,010,993	19,500,336		42,764,576	1,739,833	19,500,336	44,504,409	64,004,745	24,424,553	—	88,429,298		2016-2020
Latam Logistic Park Coyol 2	1	17,572,856	7,292,476		12,332,799	188,297	7,292,476	12,521,096	19,813,572	10,317,428	—	30,131,000		2019
Latam Bodegas Atenas	1	2,684,457	1,658,000		1,942,000	—	1,658,000	1,942,000	3,600,000	1,091,000	—	4,691,000		2019
Latam Bodegas San Joaquin	2	5,387,860	2,621,468		2,778,532	2,726,754	2,621,468	5,505,286	8,126,754	1,232,246	—	9,359,000		2019
Latam Bodegas Aurora	2	4,156,415	3,399,610		2,401,986	692,039	3,399,610	3,094,025	6,493,635	282,365	—	6,776,000		2019
San Rafael Industrial Park	1	7,315,944	5,777,658		5,222,342	—	5,777,658	5,222,342	11,000,000	2,664,000	—	13,664,000		2019
Latam Logistic Park Coyol 3	1	6,501,283	1,354,320		6,169,680	29,275	1,354,320	6,198,955	7,553,275	2,617,551	—	10,170,826		2020
Latam Logistic Park Coyol 4	1	6,687,219	2,849,259		7,547,831	869,280	2,849,259	8,417,111	11,266,370	1,172,630	—	12,439,000		2021
Latam Logistic Park San José – Verbena	5	57,231,476	19,564,804		42,627,886	442,040	19,564,804	43,069,926	62,634,730	24,906,271	—	87,541,001		2022-2024
Mexico
Puebla Fideicomiso 6384 Park	2	$—	$5,914,536		$13,986,308	$—	$5,914,536	$13,986,308	$19,900,844	$668,157	$—	$20,569,001		2005
Total of Operating Properties	34	$284,281,896	$116,307,864		$295,160,019	$12,295,122	$116,307,864	$307,455,141	$423,763,005	$174,968,578	$(1,949,548)	$596,782,035

GRAND TOTAL	35	$284,281,896	$136,349,546		$318,306,476	$12,295,122	$136,349,546	$330,601,598	$466,951,144	$191,039,148	$(8,165,108)	$649,825,184
(a)Encumbrances include mortgage loans for constructions and other financing arrangements guaranteed by the respective properties.
The following table reconciles encumbrances per Schedule III to the consolidated statement of financial position as of December 31, 2025:

Total encumbrances per Schedule III	$284,281,896
Senior Secured Debt with BTG (not guaranteed by investment properties)	12,487,890
Accrued financing costs and debt issuance costs, net	(1,434,877)
Long term debt - current portion and long term debt as of December 31, 2025	$295,334,909
(b)Land information includes land that is owned and land under right-of-use.
(c)Amounts presented in building and improvements include building improvements costs, acquisition costs, and land improvements costs incurred on land banks.
(d)The land at Parque Logistico Callao S.R.L. is leased instead of being owned by the Company. The amount includes the right-of-use asset associated with the land lease. Refer to Note 15 in the Audited Consolidated Financial Statements for further information.
(e)The Company uses an external appraiser to determine the fair value for all of its investment properties. The independent appraiser holds a recognized and relevant professional qualification and has recent experience of the location and category of the investment property being valued. The valuation model is in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13. Refer to Note 13 in the Audited Consolidated Financial Statements for further information.
(f)Date of construction or acquisition represents the date the Company Stabilizes the building or acquires the building through acquisition.
(g)As of December 31, 2025, the Company added back lease liabilities of $13,232,613 into the carrying value of the investment properties held as right-of-use assets in Peru.